Trade and Other Receivables - Schedule of trade receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Beginning balance	$ 9,755
Ending balance	7,227
ECL		$ 2,286	$ 3,390
Total	9,755	7,227	9,755
Electricity [member]
Disclosure of Trade receivables [line items]
Beginning balance	3,658
Sales	857
Amounts received	(4,004)
Interest	192
Derecognition of receivables	(879)
Agreements in 2018	217
Discount on transfer of rights	(128)
(Additions)/reversals of ECL	(25)
Derecognition of receivables - ECL	866
Transfer to assets held for sale	(229)
CTA	(87)
Ending balance	438
Receivables		505	4,847
ECL		(67)	(1,189)
Total	438	438	3,658
Electricity [member] | Receivables outside scope of DAAs [member]
Disclosure of Trade receivables [line items]
Beginning balance	166
Sales	857
Amounts received	(832)
Interest	12
Derecognition of receivables	(879)
(Additions)/reversals of ECL	(19)
Derecognition of receivables - ECL	866
Transfer to assets held for sale	(6)
CTA	(11)
Ending balance	154
Receivables		214	1,348
ECL		(60)	(1,182)
Total	154	154	166
Electricity [member] | DAA 2014 [member]
Disclosure of Trade receivables [line items]
Beginning balance	2,555
Amounts received	(2,466)
Interest	114
Discount on transfer of rights	(128)
(Additions)/reversals of ECL	2
Transfer to assets held for sale	(23)
CTA	(54)
Receivables			2,560
ECL			(5)
Total	2,555		2,555
Electricity [member] | DAA 2018 [member]
Disclosure of Trade receivables [line items]
Beginning balance	738
Amounts received	(667)
Interest	36
Agreements in 2018	217
Transfer to assets held for sale	(200)
CTA	(16)
Ending balance	108
Receivables		108	739
ECL			(1)
Total	108	108	738
Electricity [member] | Finance leases [member]
Disclosure of Trade receivables [line items]
Beginning balance	199
Amounts received	(39)
Interest	30
(Additions)/reversals of ECL	(8)
CTA	(6)
Ending balance	176
Receivables		183	199
ECL		(7)
Total	176	176	199
Electricity [member] | Other Receivables [member]
Disclosure of Trade receivables [line items]
Receivables			1
ECL			$ (1)
Electricity [member] | Related parties [member]
Disclosure of Trade receivables [line items]
Ending balance	290
Receivables		334
ECL		(44)
Total	290	290
Electricity [member] | Related parties [member] | Amazonas energia AME [member]
Disclosure of Trade receivables [line items]
Ending balance	182
Receivables		226
ECL		(44)
Total	182	182
Electricity [member] | Related parties [member] | Electrobras group [member]
Disclosure of Trade receivables [line items]
Ending balance	108
Receivables		108
Total	108	108
Electricity [member] | Third parties [member]
Disclosure of Trade receivables [line items]
Ending balance	148
Receivables		171
ECL		(23)
Total	148	148
Electricity [member] | Third parties [member] | Cigs [member]
Disclosure of Trade receivables [line items]
Ending balance	148
Receivables		156
ECL		(8)
Total	$ 148	148
Electricity [member] | Third parties [member] | Cia de eletricidade do amap CEA [member]
Disclosure of Trade receivables [line items]
Receivables		15
ECL		$ (15)